Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 306,924,335	$ 44,640,292	¥ 349,057,432	¥ 133,481,062
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,190,216	1,045,775	2,971,273	1,501,400
Share-based compensation expense	33,410,913	4,859,416		4,100,000
Loss (gain) on risk assurance liabilities	(353,731)	(51,448)	(38,866,874)	743,874
Provision for credit losses	19,960,050	2,903,069	156,124
Loss (gain) on equity method investment	(42,684,659)	(6,208,226)	(4,855,508)	9,987,809
Loss on disposal of property and equipment	32,432	4,717	32,592
Unrealized foreign exchange loss (gain), net	(1,447,099)	(210,472)	25,403,473
Deferred income tax expense (benefit)	(32,694,920)	(4,755,279)	(12,752,767)	2,863,061
Changes in operating assets and liabilities:
Accounts receivable	(918,623)	(133,608)	(85,125,822)	526,478
Financing receivables	(20,750,252)	(3,017,999)	(988,176)
Receivables from related parties	9,636,927	1,401,633	132,218,757	(141,984,860)
Other current and non-current assets	33,100,697	4,814,297	(64,476,000)	(23,050,832)
Payables to related parties	(1,514,984)	(220,345)	1,010,000	3,015,000
Risk assurance liabilities	43,628,637	6,345,522	19,014,568	(21,720,806)
Other current and non-current liabilities	(168,733,602)	(24,541,285)	266,504,344	113,564,407
Net cash provided by operating activities	184,786,337	26,876,059	589,303,416	83,026,593
Cash flows from investing activities:
Repayments of finance lease receivables	1,114,545,502	162,103,920
Origination of finance lease receivables	(2,024,328,766)	(294,426,408)
Proceeds from redemption of short-term investments	2,618,890,000	380,901,753	1,463,310,000	205,071,101
Proceeds from sale of long-term investments			332,826,300
Proceeds from disposal of subsidiaries, net	143,770	20,910
Proceeds from repayments of loans from shareholders	114,000,000	16,580,612	3,000,000	38,024,160
Disposal of property and equipment and intangible assets			244,735	441,860
Purchase of short-term investments	(2,821,444,000)	(410,362,010)	(1,419,690,000)	(295,500,000)
Purchase of long-term investments	(100,000,000)	(14,544,397)	(338,560,500)	(185,800,000)
Purchases of property and equipment and intangible assets	(14,389,405)	(2,092,852)	(9,586,242)	(2,576,037)
Step acquisitions, net of cash acquired	(108,361,071)	(15,760,464)	(141,500,000)
Origination of loans provided to shareholders			(52,950,131)	(31,699,913)
Origination of loans provided to related parties and third-parties	(417,703,400)	(60,752,440)
Net cash used in investing activities	(1,638,647,370)	(238,331,376)	(162,905,838)	(272,038,829)
Cash flows from financing activities:
Proceeds from contribution of shareholders net of incremental costs	3,307,348,769	481,033,927	698,661,704
Proceeds from initial public offering, net of issuance costs	272,145,213	39,581,880
Proceeds from issuance of subsidiaries' equity to non-controlling interest holders			1,600,000
Proceeds from borrowings	616,245,628	89,629,209	400,340,000	189,369,514
Purchase of subsidiary's equity from non-controlling interest holder	(4,488,906)	(652,884)		(1,200,000)
Repayment of borrowings	(73,057,135)	(10,625,720)	(414,912,500)
Distribution to shareholders	(27,063,546)	(3,936,230)		(1,023,000)
Net cash provided by financing activities	4,091,130,023	595,030,182	685,689,204	187,146,514
Effect of exchange rate changes on cash, cash equivalents and restricted cash	110,476,450	16,068,133	(25,403,473)
Net (decrease) increase in cash, cash equivalents and restricted cash	2,747,745,440	399,642,998	1,086,683,309	(1,865,722)
Cash and cash equivalents and restricted cash at beginning of the year	1,132,683,522	164,741,986	46,000,213	47,865,935
Cash and cash equivalents and restricted cash at end of the year	3,880,428,962	564,384,984	1,132,683,522	46,000,213
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,912,901,189	423,663,906	803,270,815	44,989,215
Restricted cash - current	298,900,155	43,473,224	10,060,360	1,010,998
Restricted cash - non-current	668,627,618	97,247,854	319,352,347
Cash and cash equivalents and restricted cash at end of the year	3,880,428,962	564,384,984	1,132,683,522	46,000,213
Supplemental disclosures of cash flow information:
Cash paid for income taxes	130,531,099	18,984,961	116,552,157	19,766,908
Cash paid for interest	¥ 3,776,454	$ 549,262	¥ 13,240,328	¥ 202,986